7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

April 21, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Voya Funds Trust (the “Registrant”)
(File Nos. 333-59745; 811-08895)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated April 15, 2021, to the Class A, Class C, Class I, Class P, Class P3, Class R, Class T, and Class W Prospectuses dated July 31, 2020, for Voya Floating Rate Fund.

The purpose of the filing is to submit the 497(e) filing dated April 15, 2021 in XBRL for Voya Floating Rate Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management – Voya Family of Funds